Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
Ziegler Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	ZFLAX
Ziegler Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	ZFLCX
Ziegler Senior Floating Rate Fund | Institutional Class
Prospectus:
Trading Symbol	ZFLIX